NOTE 6 - SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
 NOTE 6 -      SOFTWARE DEVELOPMENT COSTS

Software development costs as of December 31, were as follows:

	December 31,
	2015	2014
Capitalized software development costs	$-	$2,724,082
Accumulated amortization	-	(1,847,274)
Sub-total	-	$876,808
Cumulative Impairment charge	-	(876,808)
Total	$-	$-

Amortization expense related to these costs was zero and $436,471 for the years ended December 31, 2015 and 2014, respectively.